Commitments and Contingencies - Joint Ventures (Detail)	1 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2015 ft³	Jun. 30, 2014 USD ($) vessel	Dec. 31, 2018 USD ($) vessel m³ ft³	Dec. 11, 2017
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				100.00%
Minimum
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				14.00%
Maximum
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				52.00%
Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				50.00%	50.00%
Yamal LNG Joint Venture | Newbuildings
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel	6			6
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				50.00%
Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Equity method investment, ownership interest				20.00%
Teekay LNG | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Joint venture ownership percentage				30.00%
Teekay LNG | Yamal LNG Joint Venture | Newbuildings
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel				4
Volume of vessels (in cubic meters) | m³				172,000
Expected cost of project				$ 1,400,000,000
Payment made towards commitments				255,800,000
Secured financing				1,098,000,000
Undrawn amount				$ 395,300,000
Teekay LNG | Pan Union Joint Venture | Newbuildings | Shipbuilding supervision and crew training services
Long-term Purchase Commitment [Line Items]
Number of vessels | vessel			4	1
Secured financing				$ 24,000,000
Long-term receivable	$ 3,500,000		$ 20,300,000	200,000
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal
Long-term Purchase Commitment [Line Items]
Expected cost of project				903,100,000
Secured financing				194,800,000
Undrawn amount				$ 58,400,000
Capacity of production facility, per day | ft³		800,000,000
Operating lease arrangement period, lessor (in years)		20 years		20 years
Teekay LNG | Bahrain LNG Joint Venture | LNG receiving and regasification terminal | Maximum
Long-term Purchase Commitment [Line Items]
Capacity of production facility, per day | ft³				800,000,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments 2019				$ 531,809,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Yamal LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments 2019				436,100,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Pan Union Joint Venture
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments 2019				29,200,000
Capital Addition Purchase Commitments, Equity Method Investee | Teekay LNG | Bahrain LNG Joint Venture
Long-term Purchase Commitment [Line Items]
Net of financing on newbuilding installments 2019				$ 66,509,000